Principal Accounting Policies - Impairment of Long-lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal Accounting Policies
Impairment charges	$ 0	$ 0	$ 0